Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000162682
Shareholder Report [Line Items]
Fund Name	FS Chiron Capital Allocation Fund
Class Name	Class I Shares
Trading Symbol	CCAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the FS Chiron Capital Allocation Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/ccapx/. You can also request this information by contacting us at 877-9-CHIRON(877-924-4766).
Additional Information Phone Number	877-9-CHIRON(877-924-4766)
Additional Information Website	https://fsinvestments.com/investments/all-investments/ccapx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Capital Allocation Fund, Class I Shares	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended October 31, 2024, FS Chiron Capital Allocation Fund (the “Fund”) returned 19.45% (Class I shares), underperforming its benchmark return of 23.50% by 405bps. The Fund's blended benchmark is weighted 60% MSCI All Country World Index (MSCI ACWI Net) and 40% Bloomberg U.S. Aggregate Bond Index. While we measure the Fund against a blended benchmark, we do not manage to a static benchmark profile.

The Fund seeks to achieve its objective by allocating its assets among equity, debt, precious metals, and cash investments in markets around the globe. Subject to the allocation targets below, the combination of the Fund’s investments will vary from time to time both with respect to the types of securities and markets, in response to changing market and economic trends. In deciding between equity and debt investments, the Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research.

Portfolio Positioning

To start the year, we saw improved market sentiment given a combination of positive seasonal impacts, investor sentiment that became less bearish, and falling interest rates. We were overweight large-cap stocks and underweight cyclical stocks. We reduced our fixed income on the back of lower rates. As we entered 2024, the Fund’s risk profile was roughly in line with the benchmark. Our largest sector overweights were to be defensives sectors– consumer staples, healthcare care and energy – and technology remained the top allocations on an absolute basis. In fixed income we were well below our 40% benchmark weight.

As we finished the first quarter of 2024 our model readings favored growth stocks, they also showed a preference for low-volatility and earnings quality, highlighting the Fund’s tilt toward GARP (growth at a reasonable price) names. The market was rewarding firms in any sector for strong free cash flow and growth metrics, a theme we were weaving throughout our portfolio. We maintained exposure to these companies while remaining balanced to cyclical and defensive companies with a preference for companies with attractive free cash flow margins and yields. During the second quarter we worked to minimize outsized risk in the portfolio while remaining invested. The equity portfolio was weighted towards large cap, low-beta, defensively oriented stocks. We reduced our emerging market holdings, with majority of the reduction coming in China. While sovereign bond exposure rose in June, we continued to prefer precious metals to bonds as a portfolio ballast, and we increased exposure to gold and silver, which we viewed as better diversifiers given market conditions.

To end the third quarter our models sat close to full Growth in developed markets, including the U.S. In most parts of the world cyclicals appeared to be fully priced in, advocating for a careful approach to risk-taking. The strongest signals in our models continued to be growth stocks over value stocks, and large caps over small caps. The Fund’s equity exposure remains at about 60%, in line with its benchmark.

To finish its fiscal year the top holdings in the portfolio continue to be comprised mostly of the largest, highest-quality technology firms, which we viewed as broadly resilient to both an economic growth scare and a rising-rate environment. Beyond this core, the book was largely balanced, with an underweight to cheap cyclicals and a slight overweight to defensives.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Chiron Capital Allocation Fund, Class I Shares - $162104	MSCI ACWI Index (Net) (USD) - $240138	Bloomberg U.S. Aggregate Bond Index (USD) - $114005	60/40 MSCI ACWI (Net) & BB US Agg Bond - $181896
Nov/15	$100000	$100000	$100000	$100000
Oct/16	$104466	$102898	$104647	$103746
Oct/17	$123280	$126773	$105591	$118069
Oct/18	$116355	$126117	$103423	$116912
Oct/19	$120266	$141996	$115326	$131553
Oct/20	$128802	$148937	$122462	$139485
Oct/21	$172774	$204457	$121876	$168808
Oct/22	$136095	$163653	$102763	$138350
Oct/23	$135707	$180839	$103129	$147283
Oct/24	$162104	$240138	$114005	$181896

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Chiron Capital Allocation Fund, Class I Shares	19.45%	6.15%	5.56%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	10.31%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.48%
60/40 MSCI ACWI (Net) & BB US Agg Bond	23.50%	6.70%	6.93%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 408,954,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,613
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$408,954	87	$4,613	171%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.2%
Other Countries	0.4%
South Korea	1.1%
Brazil	1.1%
Belgium	1.3%
Italy	1.4%
Japan	1.4%
Denmark	1.5%
United Kingdom	1.7%
Taiwan	2.0%
Germany	2.9%
China	3.1%
Canada	3.6%
United States	67.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.15%, 11/7/2024	10.1%
Jonah Energy, 7.20%, 12/10/2037, Cl A1	3.1%
NVIDIA	2.6%
Apple	2.5%
ServiceNow	2.3%
Barrick Gold	2.2%
Newmont	2.1%
JPMorgan Chase	2.0%
Taiwan Semiconductor Manufacturing ADR	2.0%
Microsoft	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000228513
Shareholder Report [Line Items]
Fund Name	FS Chiron Capital Allocation Fund
Class Name	Class A Shares
Trading Symbol	CCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the FS Chiron Capital Allocation Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/ccpax/. You can also request this information by contacting us at 877-9-CHIRON(877-924-4766).
Additional Information Phone Number	877-9-CHIRON(877-924-4766)
Additional Information Website	https://fsinvestments.com/investments/all-investments/ccpax/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Capital Allocation Fund, Class A Shares	$154	1.41%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended October 31, 2024, FS Chiron Capital Allocation Fund (the “Fund”) returned 19.14% (Class A shares), underperforming its benchmark return of 23.50% by 436bps. The Fund's blended benchmark is weighted 60% MSCI All Country World Index (MSCI ACWI Net) and 40% Bloomberg U.S. Aggregate Bond Index. While we measure the Fund against a blended benchmark, we do not manage to a static benchmark profile.

The Fund seeks to achieve its objective by allocating its assets among equity, debt, precious metals, and cash investments in markets around the globe. Subject to the allocation targets below, the combination of the Fund’s investments will vary from time to time both with respect to the types of securities and markets, in response to changing market and economic trends. In deciding between equity and debt investments, the Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research.

Portfolio Positioning

To start the year, we saw improved market sentiment given a combination of positive seasonal impacts, investor sentiment that became less bearish, and falling interest rates. We were overweight large-cap stocks and underweight cyclical stocks. We reduced our fixed income on the back of lower rates. As we entered 2024, the Fund’s risk profile was roughly in line with the benchmark. Our largest sector overweights were to be defensives sectors– consumer staples, healthcare care and energy – and technology remained the top allocations on an absolute basis. In fixed income we were well below our 40% benchmark weight.

As we finished the first quarter of 2024 our model readings favored growth stocks, they also showed a preference for low-volatility and earnings quality, highlighting the Fund’s tilt toward GARP (growth at a reasonable price) names. The market was rewarding firms in any sector for strong free cash flow and growth metrics, a theme we were weaving throughout our portfolio. We maintained exposure to these companies while remaining balanced to cyclical and defensive companies with a preference for companies with attractive free cash flow margins and yields. During the second quarter we worked to minimize outsized risk in the portfolio while remaining invested. The equity portfolio was weighted towards large cap, low-beta, defensively oriented stocks. We reduced our emerging market holdings, with majority of the reduction coming in China. While sovereign bond exposure rose in June, we continued to prefer precious metals to bonds as a portfolio ballast, and we increased exposure to gold and silver, which we viewed as better diversifiers given market conditions.

To end the third quarter our models sat close to full Growth in developed markets, including the U.S. In most parts of the world cyclicals appeared to be fully priced in, advocating for a careful approach to risk-taking. The strongest signals in our models continued to be growth stocks over value stocks, and large caps over small caps. The Fund’s equity exposure remains at about 60%, in line with its benchmark.

To finish its fiscal year the top holdings in the portfolio continue to be comprised mostly of the largest, highest-quality technology firms, which we viewed as broadly resilient to both an economic growth scare and a rising-rate environment. Beyond this core, the book was largely balanced, with an underweight to cheap cyclicals and a slight overweight to defensives.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Chiron Capital Allocation Fund, Class A Shares - $8892	MSCI ACWI Index (Net) (USD) - $12221	Bloomberg U.S. Aggregate Bond Index (USD) - $9294	60/40 MSCI ACWI (Net) & BB US Agg Bond - $11012
Jul/21	$9500	$10000	$10000	$10000
Oct/21	$9552	$10405	$9935	$10220
Oct/22	$7502	$8328	$8377	$8376
Oct/23	$7464	$9203	$8407	$8917
Oct/24	$8892	$12221	$9294	$11012

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
FS Chiron Capital Allocation Fund
Class A Shares, With Load	13.16%	-3.51%
Class A Shares, Without Load	19.14%	-1.99%
MSCI ACWI Index (Net) (USD)	32.79%	6.27%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.20%
60/40 MSCI ACWI (Net) & BB US Agg Bond	23.50%	2.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 408,954,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,613
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$408,954	87	$4,613	171%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.2%
Other Countries	0.4%
South Korea	1.1%
Brazil	1.1%
Belgium	1.3%
Italy	1.4%
Japan	1.4%
Denmark	1.5%
United Kingdom	1.7%
Taiwan	2.0%
Germany	2.9%
China	3.1%
Canada	3.6%
United States	67.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.15%, 11/7/2024	10.1%
Jonah Energy, 7.20%, 12/10/2037, Cl A1	3.1%
NVIDIA	2.6%
Apple	2.5%
ServiceNow	2.3%
Barrick Gold	2.2%
Newmont	2.1%
JPMorgan Chase	2.0%
Taiwan Semiconductor Manufacturing ADR	2.0%
Microsoft	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000228512
Shareholder Report [Line Items]
Fund Name	FS Chiron Capital Allocation Fund
Class Name	Class C Shares
Trading Symbol	CCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C Shares of the FS Chiron Capital Allocation Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/ccpcx/. You can also request this information by contacting us at 877-9-CHIRON(877-924-4766).
Additional Information Phone Number	877-9-CHIRON(877-924-4766)
Additional Information Website	https://fsinvestments.com/investments/all-investments/ccpcx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Capital Allocation Fund, Class C Shares	$236	2.16%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended October 31, 2024, FS Chiron Capital Allocation Fund (the “Fund”) returned 18.24% (Class C shares), underperforming its benchmark return of 23.50% by 526bps. The Fund's blended benchmark is weighted 60% MSCI All Country World Index (MSCI ACWI Net) and 40% Bloomberg U.S. Aggregate Bond Index. While we measure the Fund against a blended benchmark, we do not manage to a static benchmark profile.

The Fund seeks to achieve its objective by allocating its assets among equity, debt, precious metals, and cash investments in markets around the globe. Subject to the allocation targets below, the combination of the Fund’s investments will vary from time to time both with respect to the types of securities and markets, in response to changing market and economic trends. In deciding between equity and debt investments, the Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research.

Portfolio Positioning

To start the year, we saw improved market sentiment given a combination of positive seasonal impacts, investor sentiment that became less bearish, and falling interest rates. We were overweight large-cap stocks and underweight cyclical stocks. We reduced our fixed income on the back of lower rates. As we entered 2024, the Fund’s risk profile was roughly in line with the benchmark. Our largest sector overweights were to be defensives sectors– consumer staples, healthcare care and energy – and technology remained the top allocations on an absolute basis. In fixed income we were well below our 40% benchmark weight.

As we finished the first quarter of 2024 our model readings favored growth stocks, they also showed a preference for low-volatility and earnings quality, highlighting the Fund’s tilt toward GARP (growth at a reasonable price) names. The market was rewarding firms in any sector for strong free cash flow and growth metrics, a theme we were weaving throughout our portfolio. We maintained exposure to these companies while remaining balanced to cyclical and defensive companies with a preference for companies with attractive free cash flow margins and yields. During the second quarter we worked to minimize outsized risk in the portfolio while remaining invested. The equity portfolio was weighted towards large cap, low-beta, defensively oriented stocks. We reduced our emerging market holdings, with majority of the reduction coming in China. While sovereign bond exposure rose in June, we continued to prefer precious metals to bonds as a portfolio ballast, and we increased exposure to gold and silver, which we viewed as better diversifiers given market conditions.

To end the third quarter our models sat close to full Growth in developed markets, including the U.S. In most parts of the world cyclicals appeared to be fully priced in, advocating for a careful approach to risk-taking. The strongest signals in our models continued to be growth stocks over value stocks, and large caps over small caps. The Fund’s equity exposure remains at about 60%, in line with its benchmark.

To finish its fiscal year the top holdings in the portfolio continue to be comprised mostly of the largest, highest-quality technology firms, which we viewed as broadly resilient to both an economic growth scare and a rising-rate environment. Beyond this core, the book was largely balanced, with an underweight to cheap cyclicals and a slight overweight to defensives.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Chiron Capital Allocation Fund, Class C Shares - $9129	MSCI ACWI Index (Net) (USD) - $12221	Bloomberg U.S. Aggregate Bond Index (USD) - $9294	60/40 MSCI ACWI (Net) & BB US Agg Bond - $11012
Jul/21	$10000	$10000	$10000	$10000
Oct/21	$10030	$10405	$9935	$10220
Oct/22	$7818	$8328	$8377	$8376
Oct/23	$7721	$9203	$8407	$8917
Oct/24	$9129	$12221	$9294	$11012

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
FS Chiron Capital Allocation Fund, Class C Shares	18.24%	-2.73%
MSCI ACWI Index (Net) (USD)	32.79%	6.27%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-2.20%
60/40 MSCI ACWI (Net) & BB US Agg Bond	23.50%	2.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 408,954,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 4,613
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$408,954	87	$4,613	171%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.2%
Other Countries	0.4%
South Korea	1.1%
Brazil	1.1%
Belgium	1.3%
Italy	1.4%
Japan	1.4%
Denmark	1.5%
United Kingdom	1.7%
Taiwan	2.0%
Germany	2.9%
China	3.1%
Canada	3.6%
United States	67.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 5.15%, 11/7/2024	10.1%
Jonah Energy, 7.20%, 12/10/2037, Cl A1	3.1%
NVIDIA	2.6%
Apple	2.5%
ServiceNow	2.3%
Barrick Gold	2.2%
Newmont	2.1%
JPMorgan Chase	2.0%
Taiwan Semiconductor Manufacturing ADR	2.0%
Microsoft	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.